SCUDDER
INVESTMENTS (SM)
[LOGO]

Scudder New York
Tax Free Fund

Scudder California
Tax Free Fund

Scudder Small Company
Value Fund

Supplement to each currently effective
Prospectus containing Class AARP

--------------------------------------------------------------------------------

Class AARP shares of the above-listed funds will not be available to new investors after October 30, 2000.









October 30, 2000